Non-current prepayments (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Oct. 31, 2012 USD ($)	Oct. 31, 2012 CNY	Mar. 31, 2012 CNY
Non-current prepayments [Abstract]
Prepaid property rental							1,647
Investment deposit	34,164	[1]	212,188	[1]	33,660	212,188		[1]
Deposit for machineries purchase	72		445				1,216
Total non-current prepayments	$ 34,236		212,633				2,863

[1]	In October 2012, the Group signed a Letter of Intent with a third party for a proposed investment. During the month, the Group remitted a refundable earnest money of US$33,660 (RMB212,188) to this third party and commenced the relevant work with respect to the said investment. As of July 31, 2013, the transaction had not been completed yet.